Federated Hermes Prudent Bear Fund Investment Strategy - Class A C and IS shares [Member] - Federated Hermes Prudent Bear Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective primarily through short positions in domestically traded equity securities and indices. The Fund holds short-term liquid securities such as money market funds, U.S. Treasury securities, government agency securities or other equity securities for liquidity purposes and to cover the Fund’s obligation to purchase securities subject to short sales in the future. The Fund also seeks capital appreciation through long positions on equity securities which the Fund’s Adviser believes are undervalued. The Fund may also invest, to a lesser extent, in securities of foreign issuers. The Adviser believes that the best opportunities to make both “short” and “long” equity investments are when the market’s perception of the values of individual companies (measured by the stock price) differs widely from the Adviser’s assessment of the intrinsic values of such companies. Such opportunities arise as a result of a variety of market inefficiencies, including, among others, imperfect information, overly optimistic or pessimistic forecasts by Wall Street analysts, and swings in investor psychology. These inefficiencies can cause substantially mispriced securities. The Fund’s “short” equity positions consist primarily of short sales of common stocks (which may include shares of exchange-traded funds (“ETFs”), short sales of stock indices, short sales of stock index futures, purchases of put options on common stocks, purchases of put options on stock indices and purchases of put options on stock index futures. The Adviser will allocate the Fund’s portfolio between “short” equity and “long” equity positions at its discretion. At all times the Fund will have both “short” and “long” equity positions as the Adviser believes in all market conditions there will exist some companies whose stocks are undervalued by the market and some companies whose stocks are overvalued by the market. Long positions can consist both of individual long positions in stocks of companies, as well as long positions on futures instruments of stock market indices, call options on such indices and other related instruments. Under normal market conditions, the Fund will use leverage in implementing its investment strategies, and the aggregate exposure of the Fund’s short positions plus its long positions is expected to exceed the Fund’s net asset value. Normally, however, the Fund is expected to have more short exposure than long exposure on securities and/or the overall market, resulting in net short exposure. The Fund may invest in derivative contracts (such as, for example, futures and options) to implement elements of its investment strategy. For example, the Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative contract in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. The Fund can also purchase ETFs. The Fund may buy securities in initial public offerings. The Adviser may select initial public offerings based on its fundamental analysis of the issuer. The Adviser actively manages the Fund’s portfolio. The Fund’s annual portfolio turnover rate usually will exceed 100%.